Revenue (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Revenue from Contract with Customer [Abstract]
Schedule of disaggregated revenue

The Company’s disaggregated revenue is as follows:

	Three months ended June 30,		Nine months ended June 30,
	2025	2024	2025	2024
Revenue recorded at point in time
Services provided by pharmacy
Retail pharmacy	$6,790	$41,438	$33,598	$113,921
Infusion services	207	428	724	948
Specialty clinics	142	111	411	417
Wholesale distribution of drugs and other medications	1	245	31	612
Patient support program	193	262	731	744
Clinical trial	213	7	792	8
Consumer packaged goods	2,673	-	2,673	-
Other service revenue	1,228	179	2,122	472
Total revenue	$11,447	$42,670	$41,082	$117,122

The Company’s disaggregated revenue is as follows:

	2024	2023
Services provided by pharmacy
Retail pharmacy	$194,829	$155,685
Infusion services	1,739	1,181
Wholesale distribution of drugs and other medications	725	1,322
Patient support program	1,044	1,008
Clinical trials	1,307	1,412
Testing revenue	12	67
Other service revenue	850	873
Total revenue	200,506	161,548